Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net Book Value	$ 105,584,633
Depreciation for the period	(2,117,645)	$ (2,134,474)
Net Book Value	123,883,084
Vessels [Member]
Costs	139,378,104
Accumulated Depreciation	(33,793,471)
Net Book Value	105,584,633
Depreciation for the period	(2,117,645)
Vessel acquisition	4,473,448
Vessel sale, Costs	(1,807,199)
Vessel sale	(1,807,199)
Delivery of new building vessel	17,749,847
Costs	159,794,200
Accumulated Depreciation	(35,911,116)
Net Book Value	$ 123,883,084